Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	240,639,749.99	16,322
Yield Supplement Overcollateralization Amount 10/31/25	15,681,940.60	0
Receivables Balance 10/31/25	256,321,690.59	16,322
Principal Payments	10,983,944.91	256
Defaulted Receivables	522,566.40	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	14,596,958.34	0
Pool Balance at 11/30/25	230,218,220.94	16,042

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.17%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,711,340.22	316
Past Due 61-90 days	1,987,729.27	92
Past Due 91-120 days	382,633.18	17
Past Due 121+ days	0.00	0
Total	9,081,702.67	425

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	289,574.07
Aggregate Net Losses/(Gains) - November 2025	232,992.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.09%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.44%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.28%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	31.40

Flow of Funds	$ Amount
Collections	12,325,131.02
Investment Earnings on Cash Accounts	22,009.08
Servicing Fee	(213,601.41)
Transfer to Collection Account	-
Available Funds	12,133,538.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	893,586.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	5,315,075.24
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	818,423.23

Total Distributions of Available Funds	12,133,538.69

Servicing Fee	213,601.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	235,533,296.18
Principal Paid	10,421,529.05
Note Balance @ 12/15/25	225,111,767.13

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	89,923,296.18
Principal Paid	10,421,529.05
Note Balance @ 12/15/25	79,501,767.13
Note Factor @ 12/15/25	25.9081559%

Class A-4
Note Balance @ 11/17/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	99,620,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	30,630,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	15,360,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	893,586.41
Total Principal Paid	10,421,529.05
Total Paid	11,315,115.46

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.14202%
Coupon	4.99202%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	420,391.41
Principal Paid	10,421,529.05
Total Paid to A-3 Holders	10,841,920.46

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8749585
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2042799
Total Distribution Amount	11.0792384

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3699779
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.9618362
Total A-3 Distribution Amount	35.3318141

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	510.01
Noteholders' Principal Distributable Amount	489.99

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	5,106,453.81
Investment Earnings	15,929.69
Investment Earnings Paid	(15,929.69)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,053,667.93	$2,344,757.82	$1,779,050.48
Number of Extensions	103	113	82
Ratio of extensions to Beginning of Period Receivables Balance	0.80%	0.87%	0.63%